Stockholders' Equity - Summary of warrants outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Number of shares
Number of shares outstanding, beginning balance	107,409		64,887
Issued	1,840,773	74,390	30,526
(Cancelled)	(45,698)
(Exercised)	(6,275)	(6,688)	(938)
(Expired)		(54,761)
Number of shares outstanding, ending balance	1,896,209	107,416	94,475
Number of shares Exercisable	1,472,540
Weighted remaining life (years)
Weighted remaining life (years), beginning		4 years 3 months 18 days		1 year 6 months
Weighted remaining life (years), issued	5 years 1 month 6 days	5 years	5 years 3 months 18 days
Weighted remaining life (years), cancelled	4 years 3 months 18 days
Weighted remaining life (years), exercised	3 years 7 months 6 days	5 months 12 days	1 year 2 months 12 days
Weighted remaining life (years), ending	5 years	4 years 5 months 1 day	2 years 1 month 17 days
Weighted Remaining Life (Years) Exercisable	4 years 10 months 24 days
Weighted average exercise prices
Weighted average exercise prices, beginning	$ 83.21		$ 119.60
Weighted average exercise prices, issued	7.03	$ 70.00	99.60
Weighted average exercise prices, expired		114.80
Weighted average exercise prices, cancelled	78.13
Weighted average exercise prices, exercised	5.29	98.80	80.00
Weighted average exercise prices, ending	8.42	$ 74.80	$ 113.60
Weighted Average Exercise Prices Exercisable	$ 7.91